PSF INTERNATIONAL GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
	Shares	Value
Long-Term Investments — 95.8%
Common Stocks — 94.5%
Australia — 1.5%
Aristocrat Leisure Ltd.	29,965	$631,860
CSL Ltd.	1,838	334,272
		966,132
Austria — 0.5%
BAWAG Group AG, 144A*	7,372	316,910
Belgium — 0.4%
KBC Group NV	5,932	281,497
Brazil — 2.3%
B3 SA - Brasil Bolsa Balcao	72,000	175,517
MercadoLibre, Inc.*	1,018	842,680
NU Holdings Ltd. (Class A Stock)*(a)	98,752	434,509
		1,452,706
Canada — 4.0%
Canadian Pacific Railway Ltd.(a)	9,979	665,799
Cenovus Energy, Inc.	18,470	283,884
Dollarama, Inc.	8,073	463,452
Intact Financial Corp.	2,826	399,938
Toronto-Dominion Bank (The)	12,156	745,543
		2,558,616
China — 0.4%
BYD Co. Ltd. (Class H Stock)	3,542	87,259
Shenzhou International Group Holdings Ltd.	20,800	160,609
		247,868
Denmark — 3.2%
Coloplast A/S (Class B Stock)	1,931	196,237
DSV A/S	2,166	253,741
Novo Nordisk A/S (Class B Stock)	12,999	1,294,932
Orsted A/S, 144A	3,286	261,897
		2,006,807
Finland — 1.0%
Neste OYJ	7,567	329,842
Nordea Bank Abp	37,025	316,868
		646,710
France — 13.9%
Air Liquide SA	1,453	166,077
Airbus SE	4,935	425,399
Bureau Veritas SA	15,039	336,536
Dassault Systemes SE	26,399	911,427
Hermes International	571	671,565
Kering SA	624	276,774
L’Oreal SA	3,131	1,001,112
LVMH Moet Hennessy Louis Vuitton SE	2,531	1,492,214
Pernod Ricard SA	6,285	1,153,009
Remy Cointreau SA	2,449	406,408
Safran SA	3,111	283,069
Sartorius Stedim Biotech	902	276,677
Teleperformance	1,923	487,834
TotalEnergies SE	7,481	350,968
	Shares	Value
Common Stocks (continued)
France (cont’d.)
Vinci SA	6,809	$550,581
		8,789,650
Germany — 4.2%
adidas AG	1,824	209,689
Beiersdorf AG	3,087	303,336
Brenntag SE	6,947	419,960
Deutsche Boerse AG	2,548	417,686
HelloFresh SE*	5,081	106,355
Infineon Technologies AG	12,929	282,939
Rational AG	215	104,129
SAP SE	622	50,690
SAP SE, ADR(a)	5,108	415,025
Symrise AG	3,857	376,105
		2,685,914
Hong Kong — 2.0%
AIA Group Ltd.	77,000	641,095
Prudential PLC	28,298	276,970
Techtronic Industries Co. Ltd.	34,200	326,341
		1,244,406
India — 3.1%
HDFC Bank Ltd., ADR(a)	15,709	917,720
Infosys Ltd., ADR(a)	19,286	327,283
Reliance Industries Ltd., 144A, GDR	12,734	738,854
		1,983,857
Indonesia — 0.5%
Bank Central Asia Tbk PT	576,037	321,566
Ireland — 1.8%
Bank of Ireland Group PLC	4,509	28,921
CRH PLC	7,004	224,665
Kerry Group PLC (Class A Stock)	3,844	342,625
Kingspan Group PLC	2,114	95,245
Ryanair Holdings PLC, ADR*	1,394	81,438
Smurfit Kappa Group PLC	11,691	334,353
		1,107,247
Italy — 2.5%
Brunello Cucinelli SpA	12,585	608,625
Ferrari NV	4,104	760,003
Nexi SpA, 144A*	24,240	195,813
		1,564,441
Japan — 7.7%
Asahi Intecc Co. Ltd.	6,300	100,474
Daikin Industries Ltd.	1,700	261,577
Disco Corp.	900	198,407
Fujitsu Ltd.	2,900	317,991
GMO Payment Gateway, Inc.	1,032	70,745
Hoya Corp.	2,900	279,440
Keyence Corp.	2,341	773,842
Koito Manufacturing Co. Ltd.	9,400	128,517
Menicon Co. Ltd.	12,109	248,357
Olympus Corp.	15,300	294,337
Otsuka Corp.	8,400	261,974
A1

PSF INTERNATIONAL GROWTH PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
	Shares	Value
Common Stocks (continued)
Japan (cont’d.)
SCSK Corp.	21,900	$331,551
SMC Corp.	1,100	447,667
Sony Group Corp.	8,400	541,082
TechnoPro Holdings, Inc.	11,200	238,577
Terumo Corp.	10,000	281,102
Tokyo Electron Ltd.	400	98,558
		4,874,198
Netherlands — 5.9%
Adyen NV, 144A*	596	743,309
Argenx SE, ADR*	1,611	568,764
ASML Holding NV	2,615	1,083,340
Heineken NV	5,519	481,980
Koninklijke DSM NV	2,192	249,429
Shell PLC	11,642	288,807
Universal Music Group NV	18,673	349,746
		3,765,375
Norway — 0.2%
TOMRA Systems ASA	6,982	123,186
Singapore — 0.7%
DBS Group Holdings Ltd.	18,864	436,388
South Korea — 0.2%
LG Energy Solution Ltd.*	398	117,354
Spain — 0.8%
Amadeus IT Group SA*	11,521	534,144
Sweden — 1.6%
Atlas Copco AB (Class A Stock)	28,824	267,900
Autoliv, Inc.	2,349	156,514
Evolution AB, 144A	1,955	154,538
Hexagon AB (Class B Stock)	38,837	362,704
Indutrade AB	6,092	98,812
		1,040,468
Switzerland — 7.0%
Alcon, Inc.	4,840	281,133
Cie Financiere Richemont SA (Class A Stock)	4,257	401,841
Julius Baer Group Ltd.	5,832	254,503
Lonza Group AG	1,602	780,000
Novartis AG	9,866	752,154
Partners Group Holding AG	310	249,483
SIG Group AG*	12,912	262,167
Sika AG	1,149	230,940
Sonova Holding AG	994	218,741
Straumann Holding AG	2,628	240,357
UBS Group AG	17,858	259,083
Zurich Insurance Group AG	1,338	533,395
		4,463,797
Taiwan — 1.0%
Taiwan Semiconductor Manufacturing Co. Ltd.	29,000	384,407
	Shares	Value
Common Stocks (continued)
Taiwan (cont’d.)
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3,829	$262,516
		646,923
United Kingdom — 16.7%
Ashtead Group PLC	15,499	696,057
AstraZeneca PLC	14,079	1,547,697
Bunzl PLC	35,992	1,099,663
Compass Group PLC	81,408	1,621,031
DCC PLC	5,100	264,856
Diageo PLC	19,428	817,793
Experian PLC	22,705	664,634
Fevertree Drinks PLC	10,235	94,718
Halma PLC	5,217	117,343
Linde PLC	1,347	363,138
Lloyds Banking Group PLC	703,116	317,800
London Stock Exchange Group PLC	10,741	907,066
Petershill Partners PLC, 144A	107,935	221,419
RELX PLC	21,384	522,534
Rentokil Initial PLC	65,784	348,687
Segro PLC, REIT	18,944	158,066
Smith & Nephew PLC	23,357	269,605
Spirax-Sarco Engineering PLC	1,404	161,394
Travis Perkins PLC	15,460	132,709
Unilever PLC	5,584	245,787
		10,571,997
United States — 11.1%
Aon PLC (Class A Stock)	1,869	500,649
Atlassian Corp. PLC (Class A Stock)*	3,648	768,232
CyberArk Software Ltd.*	1,944	291,483
Ferguson PLC	1,994	206,836
Globant SA*(a)	2,888	540,287
ICON PLC*	5,012	921,105
Lululemon Athletica, Inc.*	2,843	794,789
Nestle SA	3,914	423,328
QIAGEN NV*	11,284	465,804
Roche Holding AG	2,955	961,949
Schlumberger NV	9,843	353,364
Schneider Electric SE	2,717	306,887
Tenaris SA	36,856	476,883
		7,011,596
Uruguay — 0.3%
Dlocal Ltd.*	8,706	178,647

Total Common Stocks (cost $58,734,959)		59,938,400
Preferred Stocks — 1.3%
Germany
Dr. Ing. h.c. F. Porsche AG (PRFC)*	1,151	93,063
Sartorius AG (PRFC)	2,055	710,834

Total Preferred Stocks (cost $268,148)		803,897

Total Long-Term Investments (cost $59,003,107)		60,742,297

A2

PSF INTERNATIONAL GROWTH PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
	Shares	Value

Short-Term Investments — 8.4%
Affiliated Mutual Funds — 7.7%
PGIM Core Ultra Short Bond Fund(wa)	2,218,482	$2,218,482
PGIM Institutional Money Market Fund (cost $2,640,115; includes $2,634,400 of cash collateral for securities on loan)(b)(wa)	2,642,549	2,640,700

Total Affiliated Mutual Funds (cost $4,858,597)		4,859,182
Unaffiliated Fund — 0.7%
BlackRock Liquidity FedFund (Institutional Shares)	477,300	477,300
(cost $477,300)

Total Short-Term Investments (cost $5,335,897)		5,336,482

TOTAL INVESTMENTS—104.2% (cost $64,339,004)		66,078,779

Liabilities in excess of other assets — (4.2)%		(2,682,729)

Net Assets — 100.0%		$63,396,050

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
PRFC	Preference Shares

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $2,554,455; cash collateral of $2,634,400 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wa)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.

Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A3